Securities and Exchange Commission

Washington, DC 20549

Amended Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers Quality Income Realty Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-10481

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers Quality Income Realty Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series T (CUSIP: 19247L205) (“Series T Shares”),

Auction Market Preferred Shares, Series W (CUSIP: 19247L502) (“Series W Shares”),

Auction Market Preferred Shares, Series TH (CUSIP: 19247L304) (“Series TH Shares”),

Auction Market Preferred Shares, Series F (CUSIP: 19247L403) (“Series F Shares”),

Auction Market Preferred Shares, Series M7 (CUSIP: 19247L700) (“Series M7 Shares”),

Auction Market Preferred Shares, Series M28 (CUSIP: 19247L601) (“Series M28 Shares”),

(together, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
T	October 29, 2008
W	October 30, 2008
TH	October 29, 2008
F	October 30, 2008
M7	October 30, 2008
M28	October 30, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

Series T, W, TH and F Shares are to be redeemed pursuant to Part I, Section 3(a)(ii) of the Articles Supplementary of the Company dated as of April 2, 2002.

Series M7 Shares are to be redeemed pursuant to Part I, Section 3(a)(ii) of the Articles Supplementary of the Company dated as of November 17, 2004.

Series M28 Shares are to be redeemed pursuant to Part I, Section 3(a)(ii) of the Articles Supplementary of the Company dated as of September 10, 2003.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem, pro-rata (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
T	161	$4,025,000
W	161	$4,025,000
TH	161	$4,025,000
F	161	$4,025,000
M7	218	$5,450,000
M28	138	$3,450,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Amended Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of October, 2008.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President